Inventories	12 Months Ended
Dec. 31, 2021
Inventories
Inventories

17.Inventories

	2021	2020
	$'000	$'000

Stock of materials	42,022	49,222

Inventories are measured at lower of cost and net realizable value. Inventory consumables are held at cost less provision for impairment. During the year, an inventory write-down expense of $0.1 million was recognized (2020: $4.7 million). The value of inventory recognized as an expense during the year is $267.5 million (2020: $216.3 million).